UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Market Vectors–Lehman Brothers AMT-Free Intermediate Municipal ETF
Schedule of Investments
January 31, 2008 (unaudited)

Par Value		Value
Municipal Bonds: 98.9%
Arizona: 5.1%
	Arizona State Transportation Board Series A (RB)
250,000	5.00%, 7/1/20	$268,375
	Phoenix Civic Improvement Corp. (RB) (MBIA)
250,000	5.00%, 7/1/22	269,630
		538,005

California: 10.3%
	California State (GO) (FSA)
250,000	5.00%, 6/1/23	266,275
	California State (GO)
250,000	5.00%, 11/1/15	277,185
	Los Angeles Department of Water & Power Series A-1 (RB) (AMBAC)
250,000	5.00%, 7/1/20	273,323
	Los Angeles Unified School District Series B (GO) (FGIC)
250,000	4.75%, 7/1/20	265,097
		1,081,880

Colorado: 5.3%
	Arapahoe County School District No.6, Littleton (GO) (FGIC)
250,000	5.25%, 12/1/16	273,775
	Denver City & County Colorado Series A (RB) (FSA)
250,000	5.00%, 9/1/15	282,375
		556,150

Connecticut: 5.4%
	City of Bridgeport, Connecticut Series C (GO) (MBIA)
250,000	5.50%, 8/15/19	290,640
	Connecticut State Series B (GO)
250,000	5.00%, 5/1/15	281,095
		571,735

Florida: 2.7%
	Florida State Board of Education Series A (GO)
250,000	5.00%, 6/1/15	280,892

Georgia: 2.6%
	Douglas County School District, Georgia (GO) (FSA)
250,000	5.00%, 4/1/23	270,190

Illinois: 2.6%
	Chicago O'Hare International Airport Series B (RB) (MBIA)
250,000	5.25%, 1/1/16	278,335

Indiana: 2.7%
	Indiana Transportation Finance Authority Series A (RB) (FGIC)
250,000	5.25%, 6/1/29	283,857

Kentucky: 2.7%
	Kentucky State Property & Buildings Commission (RB) (MBIA)
250,000	5.00%, 8/1/18	279,888

Louisiana: 2.6%
	State of Louisiana Series B (GO) (CIFG)
250,000	5.00%, 7/15/17	277,980

Massachusettes: 5.4%
	Commonwealth of Massachusetts (RB) (FGIC)
250,000	5.25%, 1/1/27	281,093
	Massachusetts State Water Pollution Abatement Series A (RB)
250,000	5.25%, 8/1/15	285,855
		566,948

Michigan: 8.1%
	Detroit City School District Series A (GO) (FSA)
250,000	5.00%, 5/1/23	264,275
	Michigan Municipal Bond Authority (RB)
250,000	5.00%, 10/1/15	282,505
	Michigan State Building Authority (RB) (FGIC)
250,000	4.52%, 10/15/18 (A)	158,605
	Michigan State Building Authority (RB) (FGIC)
250,000	4.61%, 10/15/19 (A)	149,735
		855,120

Missouri: 4.8%
	Missouri Joint Municipal Electric Utility Commission (RB) (MBIA)
500,000	5.00%, 1/1/24	508,465

Nevada: 2.5%
	Clark County School District Series B (GO)
250,000	5.00%, 6/15/24	266,832

New Jersey: 5.1%
	New Jersey State Educational Facilities Authority Series D (RB)
250,000	5.25%, 7/1/15	286,563
	New Jersey Transportation Trust Fund Authority Series A (RB) (FSA)
250,000	4.25%, 12/15/22	250,220
		536,783

New Mexico: 2.6%
	New Mexico Finance Authority Series A (RB) (MBIA)
250,000	5.25%, 6/15/19	272,067

New York: 11.5%
	City of New York Series C (GO)
250,000	5.00%, 8/1/24	259,157
	City of New York Series D-1 (GO)
250,000	5.125%, 12/1/22	267,195
	Long Island Power Authority Series A (RB) (FGIC)
400,000	5.00%, 12/1/23	413,168
	New York State Thruway Authority Series B (RB) (AMBAC)
250,000	5.00%, 4/1/18	273,928
		1,213,448

North Carolina: 2.7%
	North Carolina State (GO)
250,000	5.00%, 5/1/14	280,360

Puerto Rico: 2.5%
	Puerto Rico Municipal Finance Agency Series A (GO) (FSA)
250,000	5.00%, 8/1/22	260,452

Texas: 3.9%
	Leander Independent School District (GO) (PSF-GTD)
250,000	4.85%, 8/15/23 (A)	117,535
	University of Texas Series A (RB) (AMBAC)
250,000	5.25%, 8/15/18	288,248
		405,783

Washington: 5.2%
	King County School District No. 411, Issaquah (GO) (FSA) (SBG)
250,000	5.00% 12/1/19	276,870

	Port Tacoma, Washington Series A (RB) (AMBAC)
250,000	5.25%, 12/1/21	270,343
		547,213

Wisconsin: 2.6%
	State of Wisconsin Series 2 (GO)
250,000	5.00%, 5/1/14	278,245

Total Municipal Bonds		10,410,628
(Cost: $10,346,825)

Number of Shares
MONEY MARKET FUND: 0.2%
(Cost: $18,037)
18,037	Dreyfus Tax Exempt Cash Management Fund - Class B	18,037

Total Investments: 99.1%
(Cost: $10,364,862)		10,428,665
Other assets less liabilities: 0.9%		100,713
NET ASSETS: 100.0%		$10,529,378

	% of
Summary of Investments By Sector	Investments	Value
Education	5.5%	$574,810
Insured	61.4	6,403,880
Local General Obligation	11.4	1,191,613
Pre Refunded	5.4	564,950
State General Obligation	8.0	838,640
Transportation	2.6	268,375
Water & Sewerage	5.5	568,360
Money Market Fund	0.2	18,037
	100.0%	$10,428,665

The aggregate cost of investments owned for Federal income tax purposes is $10,364,862, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$113,173
Gross Unrealized Depreciation	(49,370)
Net Unrealized Appreciation	$63,803

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments

Level 1 - Quoted Prices	$18,037
Level 2 - Other Significant	$10,410,628
Observable Inputs

Level 3 - Significant	None	None
Unobservable Inputs
Total	$10,428,665

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CDC Ixis Financial Guaranty
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB - Revenue Bond
SBG - School Board Guaranteed

See Note to Schedules of Investments

Market Vectors–Lehman Brothers AMT-Free Long Municipal ETF
Schedule of Investments
January 31, 2008 (Unaudited)

Par Amount		Value
Municipal Bonds: 98.2%
Arizona: 4.8%
	Mesa, Arizona Utility System Second Series (RB) (FGIC)
250,000	4.50%, 7/1/28	$238,735
	Salt Verde Financial Corp. (RB)
250,000	5.00%, 12/1/32	235,745
		474,480

Arkansas: 2.5%
	Arkansas State Series B (GO)
250,000	4.50%, 6/1/27	251,690

California: 17.0%
	California State (GO)
250,000	4.875%, 12/1/33	244,770
	California State Public Works Board (RB)
250,000	5.00%, 11/1/29	255,575
	Golden State Tobacco Securitization Corp. Series A-1 (RB)
250,000	5.00%, 6/1/33	219,700
	Golden State Tobacco Securitization Corp. Series A-2 (RB)
250,000	5.125%, 6/1/47	217,087
	Los Angeles, California Unified School District Series B (GO) (AMBAC)
250,000	4.50%, 7/1/31	242,593
	Santa Clara Valley, California Transportation Authority Series A (RB) (AMBAC)
250,000	5.00%, 4/1/36	254,580
	Stockton, California Public Financing Authority Series A (RB) (R)
250,000	5.25%, 9/1/31	249,320
		1,683,625

Connecticut: 2.4%
	Connecticut State Health & Educational Facility Authority Series I (RB) (MBIA)
250,000	4.375%, 7/1/28	238,770

Florida: 5.2%
	Florida State Board of Education Series J (GO)
250,000	5.00%, 6/1/33	257,627
	University of North Florida Financing Corp. (RB) (FGIC)
250,000	5.00%, 11/1/32	255,593
		513,220

Illinois: 2.6%
	Illinois Finance Authority Series A (RB)
250,000	5.00%, 7/1/34	256,600

Indiana: 2.6%
	Carmel Industrial Redevelopment Authority (RB)
250,000	5.00%, 2/1/29	255,447

Louisiana: 7.8%
	Louisiana Public Facilities Authority (RB) (FGIC)
250,000	5.375%, 6/1/32	257,088
	Louisiana State Series B (GO) (CIFG)
500,000	5.00%, 7/15/25	522,030
		779,118

Michigan: 0.8%
	Michigan State Building Authority (RB) FGIC)
250,000	5.15%, 10/15/28 (A)	82,662

Nebraska: 5.1%
	Nebraska Public Power District Series C (RB) (FGIC)
250,000	5.00%, 1/1/41	252,918
	Omaha Convention Hotel Corp. (RB) (AMBAC)
250,000	5.00%, 2/1/35	254,345
		507,263

Nevada: 2.4%
	North Las Vegas, Nevada (GO) (MBIA)
250,000	4.50%, 10/1/36	238,000

New Jersey: 4.6%
	New Jersey Economic Development Authority (RB)
250,000	5.75%, 6/15/29	247,555
	New Jersey Tobacco Settlement Financing Corp. Series 1A (RB)
250,000	5.00%, 06/01/41	214,123
		461,678

New York: 15.7%
	Metropolitan Transportation Authority Series B (RB)
1,000,000	5.00%, 11/15/25	1,043,960
	New York City Municipal Water Finance Authority Series DD (RB)
250,000	5.00%, 6/15/39	254,788
	New York City Transitional Finance Authority Series E (RB)
250,000	5.00%, 2/1/33	257,215
		1,555,963

Ohio: 2.6%
	Buckeye, Ohio Tobacco Settlement Financing Authority Series A-2 (RB)
250,000	6.50%, 6/1/47	257,360

Oregon: 2.4%
	Oregon State Series A (GO)
250,000	4.50%, 8/1/37	241,677

Pennsylvania: 2.4%
	Pennsylvania State Higher Education (RB) (MBIA)
250,000	4.50%, 4/1/36	234,437

Rhode Island: 2.6%
	Rhode Island State Health & Education (RB) (FSA)
250,000	5.00%, 5/15/32	256,975

Tennessee: 2.4%
	Sumner County, Tennessee Health Educational & Housing Facilities Board (RB)
250,000	5.50%, 11/1/37	244,605

Texas: 7.5%
	Alamo, Texas Community College District (GO) (FGIC)
250,000	4.50%, 8/15/33	239,027
	Clear Creek, Texas Independent School District Series A (GO) (PSF-GTD)
250,000	4.375%, 2/15/26	246,470
	Tarrant Regional Water District (RB) (FGIC)
250,000	5.00%, 3/1/27	258,033
		743,530

Virginia: 4.8%
	Harrisonburg, Virginia Industrial Development Authority (RB) (AMBAC)
250,000	4.50%, 8/15/36	239,910
	Virginia College Building Authority (RB)
250,000	5.00%, 6/1/36	232,820
		472,730

Total Municipal Bonds		9,749,830
(Cost: $9,844,023)

Number of Shares
MONEY MARKET FUND: 0.6%
(Cost: $57,035)
57,035	Dreyfus Tax Exempt Cash Management Fund - Class B	57,035

Total Investments
(Cost: $9,901,058)		9,806,865
Other assets less liabilities: 1.2%		120,205
NET ASSETS: 100.0%		$9,927,070

	% of
Summary of Investments By Sector	Investments	Value
Education	5.0%	$489,420
Electric	2.4	235,745
Hospital	2.5	244,605
Industrial Development Pollution Control	9.3	908,270
Insured	39.0	3,827,694
Lease	5.2	511,023
Local General Obligation	2.5	246,470
Special Tax	7.7	754,090
State General Obligation	10.2	995,765
Transportation	10.6	1,043,960
Water & Sewerage	5.0	492,788
Money Market Fund	0.6	57,035
	100.0%	$9,806,865

The aggregate cost of investments owned for Federal income tax purposes is $9,901,058, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$20,809
Gross Unrealized Depreciation	(115,002)
Net Unrealized Depreciation	($94,193)

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2008:
Valuation Inputs	Investments in Securities	Other Financial Instruments

Level 1 - Quoted Prices	$57,035
Level 2 - Other Significant	$9,749,830
Observable Inputs

Level 3 - Significant	None	None
Unobservable Inputs
Total	$9,806,865

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
R - Radian Insurance, Inc.
RB - Revenue Bond

 See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments January 31, 2008 (unaudited)

Security Valuation—Each Fund’s portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: March 31, 2008

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2008